Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 5,013	$ 3,712
Accounts receivable, net of allowance for doubtful accounts of $145 and $104 at June 30, 2012 and 2011, respectively	35,481	30,789
Inventory	3,296	2,869
Prepaid expenses	12,660	6,645
Other current assets	4,766	4,572
Total current assets	61,216	48,587
Other assets	16,567	15,948
Property and equipment, net	219,513	163,950
Oil and gas interests, net	7,223	7,021
Foreign currency exchange contracts		97
Other intangible assets, net	74,591	68,749
Goodwill	142,690	125,750
Total assets	521,800	430,102
Current liabilities:
Accounts payable	963	1,819
Accrued expenses and other current liabilities	37,540	24,435
Current portion of long-term debt	575	35,800
Total current liabilities	39,078	62,054
Long-term debt	215,417	161,624
Asset retirement obligation	516	701
Deferred income tax liability	42,713	36,369
Class B-Series Two and Three common share liability	3,231	2,010
Other liabilities	13,027	10,800
Total liabilities	313,982	273,558
Shareholders' equity
Paid in Share Capital	404,857	314,369
Accumulated deficit	(191,319)	(149,717)
Accumulated other comprehensive loss	(5,720)	(8,108)
Total shareholders' equity	207,818	156,544
Total liabilities and shareholders' equity	$ 521,800	$ 430,102